Other non-current liabilities and employee future benefits - Actuarial Assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit pension plan liability
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	4.88%	5.00%
Discount rate, net expense	5.00%	2.76%
Net other post-retirement benefit plan liability
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	4.67%	4.89%
Discount rate, net expense	4.67%	4.89%